Concentrations of Risk - Schedule of Concentrations of Risk (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customers A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 1,073,816	$ 709,361	$ 376,194
Concentration risk percentage	32.90%	16.20%	14.10%
Customer Concentration Risk [Member] | Customers A [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 41,380	$ 316,544
Concentration risk percentage	4.90%	31.50%
Customer Concentration Risk [Member] | Customers B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 320,800
Concentration risk percentage	9.80%
Customer Concentration Risk [Member] | Customers C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 258,869
Concentration risk percentage	7.90%
Customer Concentration Risk [Member] | Customers D [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 216,347	$ 301,208	$ 234,487
Concentration risk percentage	6.60%	6.90%	8.80%
Customer Concentration Risk [Member] | Customers D [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 186,533	$ 150,602
Concentration risk percentage	22.20%	15.00%
Customer Concentration Risk [Member] | Customers E [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 191,723
Concentration risk percentage	5.90%
Customer Concentration Risk [Member] | Customers F [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 582,828
Concentration risk percentage		13.30%
Customer Concentration Risk [Member] | Customers G [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 473,441
Concentration risk percentage		10.80%
Customer Concentration Risk [Member] | Customers H [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 448,139
Concentration risk percentage		10.20%
Customer Concentration Risk [Member] | Customers I [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 166,680	$ 311,175
Concentration risk percentage		3.80%	11.60%
Customer Concentration Risk [Member] | Customers I [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 166,296
Concentration risk percentage		16.60%
Customer Concentration Risk [Member] | Customers J [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 933	$ 483.789
Concentration risk percentage			18.10%
Customer Concentration Risk [Member] | Customers K [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 179,364
Concentration risk percentage			6.70%
Customer Concentration Risk [Member] | Customers L [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 152,735
Concentration risk percentage	18.20%
Customer Concentration Risk [Member] | Customers M [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 129,622
Concentration risk percentage	15.40%
Customer Concentration Risk [Member] | Customers N [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 114,723
Concentration risk percentage	13.60%
Customer Concentration Risk [Member] | Customers O [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 108,656
Concentration risk percentage	12.90%
Customer Concentration Risk [Member] | Customers P [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 20,365	$ 51,003
Concentration risk percentage	2.40%	5.10%
Customer Concentration Risk [Member] | Customers G [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 50.671
Concentration risk percentage		5.00%
Supplier Concentration Risk [Member] | Suppliers I [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 388,809
Concentration risk percentage	18.20%
Supplier Concentration Risk [Member] | Suppliers II [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 167,598		$ 63,765
Concentration risk percentage	7.90%		4.50%
Supplier Concentration Risk [Member] | Suppliers II [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 49,930
Concentration risk percentage	14.40%
Supplier Concentration Risk [Member] | Suppliers III[Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 116,123	$ 240,744	$ 41,825
Concentration risk percentage	5.40%	10.00%	3.00%
Supplier Concentration Risk [Member] | Suppliers IV [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 111,761
Concentration risk percentage	5.20%
Supplier Concentration Risk [Member] | Suppliers V [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 98,219
Concentration risk percentage	4.60%
Supplier Concentration Risk [Member] | Suppliers V [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 53,890	$ 40,958
Concentration risk percentage	15.60%	11.30%
Supplier Concentration Risk [Member] | Suppliers VI [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 194,926
Concentration risk percentage		8.10%
Supplier Concentration Risk [Member] | Suppliers VI [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 28,536
Concentration risk percentage		7.90%
Supplier Concentration Risk [Member] | Suppliers VII [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 150,673
Concentration risk percentage		6.20%
Supplier Concentration Risk [Member] | Suppliers VIII [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 129,145
Concentration risk percentage		5.40%
Supplier Concentration Risk [Member] | Suppliers VIII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 83,543
Concentration risk percentage		23.00%
Supplier Concentration Risk [Member] | Suppliers IX [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 125,484
Concentration risk percentage		5.20%
Supplier Concentration Risk [Member] | Suppliers X [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 118,609
Concentration risk percentage			8.40%
Supplier Concentration Risk [Member] | Suppliers XI [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 68,212
Concentration risk percentage			4.80%
Supplier Concentration Risk [Member] | Suppliers XII [Member] | Purchase [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount			$ 40,714
Concentration risk percentage			2.90%
Supplier Concentration Risk [Member] | Suppliers XIII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 34,189
Concentration risk percentage	9.90%
Supplier Concentration Risk [Member] | Suppliers XIV [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 26,039
Concentration risk percentage	7.50%
Supplier Concentration Risk [Member] | Suppliers XV [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount	$ 23,030
Concentration risk percentage	6.70%
Supplier Concentration Risk [Member] | Suppliers XVII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 33,795
Concentration risk percentage		9.30%
Supplier Concentration Risk [Member] | Suppliers XVIII [Member] | Accounts Payable [Member]
Schedule of Concentrations of Risk [Line Items]
Revenues, Amount		$ 26,762
Concentration risk percentage		7.40%